Long-term debt (Details Textual)	6 Months Ended
Jun. 30, 2017
Debt Instrument [Line Items]
Loan Covenant, Security Maintenance Percentage to Loans Outstanding	125.00%
Hoegh LNG [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	Höegh LNG must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $200 million, and 25% of total assets Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $20 million, 5% of total consolidated indebtedness provided on a recourse basis, and Any amount specified to be a minimum liquidity requirement under any legal obligation
Hoegh LNG Partners LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The Partnership must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $150 million, and 25% of total assets Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $3 million multiplied by the number of vessels owned or leased by the Partnership
Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	Each borrower must maintain Current assets greater than current liabilities as defined in the agreements, and A ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche; Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.